Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Current Portion of Prepayments and Other Current Assets

The current portion of prepayments and other current assets consisted of the following:

	As of December 31,
	2016	2017
	(In thousands)
Prepaid expenses	$2,783	$4,376
Prepaid insurance	447	660
Prepaid commissions	3,753	2,931
Other	711	2,046

Total	$7,694	$10,013

Schedule of Other Non-current Assets	Other non-current assets consisted of the following:

	As of December 31,
	2016	2017
	(In thousands)
Prepaid expenses	$546	$3,210
Deposits	115	222
Note receivable	319	—
Other	—	110

Total	$980	$3,542